Condensed Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares
Statement of Financial Position [Abstract]
Ordinary shares, par value | (per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	45,122,321,523	45,122,321,523	15,000,000,000
Ordinary shares, shares issued	24,289,232,698	13,234,315,298	7,444,917,123
Ordinary shares, shares outstanding	24,289,232,698	13,234,315,298	7,444,917,123